INVESTMENT PROPERTIES - Valuation of Investment Properties (Details) - Commercial Property	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Core Office | United States | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.00%	6.80%
Terminal capitalization rate	5.80%	5.60%
Investment horizon (yrs.)	13 years	12 years
Core Office | Canada | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.10%	6.20%
Terminal capitalization rate	5.50%	5.50%
Investment horizon (yrs.)	10 years	10 years
Core Office | Australia | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.00%	7.30%
Terminal capitalization rate	6.10%	6.10%
Investment horizon (yrs.)	10 years	10 years
Core Office | Europe | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	0.00%	6.00%
Terminal capitalization rate	0.00%	5.00%
Investment horizon (yrs.)		12 years
Core Office | Brazil | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.70%	9.30%
Terminal capitalization rate	7.60%	7.50%
Investment horizon (yrs.)	7 years	10 years
Opportunistic Office | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.70%	9.90%
Terminal capitalization rate	6.90%	7.60%
Investment horizon (yrs.)	8 years	7 years
Opportunistic Retail | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.00%	10.20%
Terminal capitalization rate	8.00%	8.10%
Investment horizon (yrs.)	10 years	12 years
Industrial | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.80%	7.40%
Terminal capitalization rate	6.20%	6.60%
Investment horizon (yrs.)	10 years	10 years
Multifamily | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.80%	4.90%
Triple Net Lease | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.40%	6.10%
Self-storage | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.80%	6.20%
Student Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.80%	5.90%
Manufactured Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.80%